MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

                                                          Two World Trade Center
LETTER TO SHAREHOLDERS July 31, 1999                    New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended July 31, 1999 has been a difficult one for the high-yield bond market. Calendar year 1999 began with the high yield market still feeling the effects of the dramatic flight to quality that occurred during the second half of 1998. In response to concerns about the rapidly escalating foreign-market crisis and its potential effect on the U.S. economy, investors sought the relative safety of U.S. government securities over more economically sensitive investments such as equities and high-yield bonds. This action resulted in a sharp correction in the high-yield bond market during the second half of 1998. High-yield bond prices declined as much as 15 percent and yields rose from approximately 9 percent to the 12-percent range. The high-yield market also experienced its own flight to quality during late 1998, with the middle tier of the market (B-rated issues) significantly underperforming the upper tier (BB-rated issues), due to investors' severe risk aversion.

As we enter the second half of 1999, the high-yield market has yet to rebound from its woes of late last year. Fears about the foreign-market crisis have now been replaced by concerns over potential inflation and ongoing credit-tightening actions by the Federal Reserve Board. These concerns drove interest rates sharply higher during the first half of 1999, resulting in a very weak fixed-income market environment. While the high-yield market held up better than most other fixed-income markets during the first half of 1999, it clearly remains quite weak, due to the depressed bond market environment that exists today. As a result, as we enter the second half of 1999, high-yield market yields are approaching their highest and most attractive levels since the early 1990s, providing an unusually high yield advantage over U.S. Treasuries.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PERFORMANCE

For the six-month period ended July 31, 1999, Morgan Stanley Dean Witter High Income Advantage Trust III declined 1.74 percent, based on a change in net asset value (NAV) and reinvestment of distributions. Based on a change in the Trust's market price on the New York Stock Exchange (NYSE) and reinvestment of distributions, the Trust's total return for the six-month period was 8.55 percent.

Over the past six months, the Trust continued to distribute regular monthly income dividends, at a rate of $0.06 per share. For the six-month period ended July 31, 1999, the Trust's distributions totaled $0.36 per share. On July 31, 1999, the Trust had net assets in excess of $59 million.

PORTFOLIO STRATEGY

During the fiscal year, the Trust maintained a position in the more defensive, higher-quality end of the high-yield market, which held up well in the period's recent volatile environment. Despite these defensive holdings, however, the Trust's more significant, long-term core position in the B-rated sector of the market was sharply affected by the recent market correction, as bond prices declined sharply and yields rose dramatically. In terms of investment strategy, we continue to concentrate on industry sectors that have historically proven to be more predictable, recession resistant and/or growth oriented, such as cable television, cellular communications, food and beverages, media, supermarkets and telecommunications. We believe that these industry groups are poised to perform well over the next year. We also expect to see continued consolidation and merger activity within these industries, which should result in improved credit quality for many of the industry's players. We continue to focus primarily on domestic companies, given the favorable outlook for continued growth in the U.S. economy, and are avoiding the emerging foreign high-yield markets at this time, because of the higher degree of uncertainty and volatility associated with many of these markets over the past few years.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We thank you for your continued support of Morgan Stanley Dean Witter High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 22, 1999, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Edwin J. Garn
For.........................................................  11,077,946
Withheld....................................................     111,182

Michael E. Nugent
For.........................................................  11,082,019
Withheld....................................................     107,109

Philip J. Purcell
For.........................................................  11,083,053
Withheld....................................................     106,075

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, Dr. Manuel H. Johnson and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  10,918,589
Against.....................................................      47,485
Abstain.....................................................     223,054

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            CORPORATE BONDS (95.6%)
            Aerospace (0.6%)
$    500    Sabreliner Corp. - 144A*.............  11.00 %   06/15/08    $   380,000
                                                                         -----------

            Beverages - Non-Alcoholic (1.4%)
   1,000    Sparkling Spring Water (Canada)......  11.50     11/15/07        810,000
                                                                         -----------

            Broadcast Media (1.4%)
     300    Tri-State Outdoor Media Group........  11.00     05/15/08        302,250
     500    Spanish Broadcasting System, Inc. ...  12.50     06/15/02        555,000
                                                                         -----------
                                                                             857,250
                                                                         -----------
            Cable Television (2.4%)
   3,750    Australis Holdings Property Ltd.
             (Australia) (a).....................  15.00++   11/01/02         93,750
     500    Knology Holdings Inc. ...............  11.875++  10/15/07        285,000
     300    Optel Inc. ..........................  13.00     02/15/05        219,000
   1,200    Optel, Inc. (Series B)...............  11.50     07/01/08        828,000
                                                                         -----------
                                                                           1,425,750
                                                                         -----------
            Casino/Gambling (3.3%)
   2,800    Aladdin Gaming/Capital Corp. (Series
             B)..................................  13.50++   03/01/10      1,148,000
   1,500    Fitzgeralds Gaming Corp. (Series B)
             (b).................................  12.25     12/15/04        825,000
                                                                         -----------
                                                                           1,973,000
                                                                         -----------
            Cellular Telephone (1.7%)
     300    American Cellular Corp. .............  10.50     05/15/08        307,500
     300    Clearnet Communications, Inc.
            (Canada).............................  14.75++   12/15/05        277,500
     300    Dobson/Sygnet Communications.........  12.25     12/15/08        315,000
     300    Dolphin Telecom PLC - 144A* (United
             Kingdom)............................  14.00++   05/15/09        129,000
                                                                         -----------
                                                                           1,029,000
                                                                         -----------
            Construction/Agricultural Equipment/
            Trucks (1.2%)
     750    J.B. Poindexter & Co., Inc. .........  12.50     05/15/04        708,750
                                                                         -----------

            Consumer Business Services (6.8%)
     500    Anacomp, Inc. (Series B).............  10.875    04/01/04        517,500
     800    CEX Holdings, Inc. (Series B)........   9.625    06/01/08        810,000
     578    Comforce Corp. (Series B)............  15.00+    12/01/09        508,475
   1,500    Comforce Operating Inc. (Series B)...  12.00     12/01/07      1,275,000
   1,400    Entex Information Services, Inc. ....  12.50     08/01/06        952,000
                                                                         -----------
                                                                           4,062,975
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Consumer Electronics/Appliances
            (2.3%)
$  5,000    International Semi-Tech
             Microelectronics, Inc. (Canada).....  11.50 %++ 08/15/03    $   900,000
     500    Windmere-Durable Holdings, Inc. .....  10.00     07/31/08        482,500
                                                                         -----------
                                                                           1,382,500
                                                                         -----------
            Consumer Specialties (1.5%)
   1,000    Samsonite Corp. .....................  10.75     06/15/08        860,000
                                                                         -----------

            Contract Drilling (1.0%)
   1,000    Northern Offshore ASA (Norway).......  10.00     05/15/05        610,000
                                                                         -----------

            Containers/Packaging (4.4%)
   1,000    Berry Plastics Corp. ................  12.25     04/15/04      1,027,500
   1,583    Envirodyne Industries, Inc. .........  10.25     12/01/01      1,305,975
     300    Impac Group Inc. (Series B)..........  10.125    03/15/08        282,000
                                                                         -----------
                                                                           2,615,475
                                                                         -----------
            Diversified Electronic Products
            (0.8%)
     500    High Voltage Engineering Co. ........  10.50     08/15/04        462,500
                                                                         -----------

            Diversified Manufacturing (4.7%)
     300    Eagle-Picher Industries, Inc. .......   9.375    03/01/08        283,500
   3,900    Jordan Industries, Inc. (Series B)...  11.75++   04/01/09      2,535,000
                                                                         -----------
                                                                           2,818,500
                                                                         -----------
            Electronic Distributors (1.2%)
   1,000    CHS Electronics, Inc. ...............   9.875    04/15/05        690,000
                                                                         -----------

            Food Chains (1.1%)
     750    Pueblo Xtra International, Inc.
            (Series C)...........................   9.50     08/01/03        675,000
                                                                         -----------

            Food Distributors (0.8%)
     500    Fleming Companies, Inc. (Series B)...  10.625    07/31/07        461,250
                                                                         -----------

            Hotels/Resorts (2.8%)
     500    Epic Resorts LLC (Series B)..........  13.00     06/15/05        440,000
   1,200    Motels of America, Inc. (Series B)...  12.00     04/15/04        744,000
     600    Resort At Summerlin (Series B).......  13.00+    12/15/07        515,652
                                                                         -----------
                                                                           1,699,652
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Industrial Specialties (2.0%)
$    300    Indesco International Inc. ..........   9.75 %   04/15/08    $   195,000
     500    International Wire Group, Inc. ......  11.75     06/01/05        520,000
     500    Outsourcing Services Group, Inc.
             (Series B)..........................  10.875    03/01/06        477,500
                                                                         -----------
                                                                           1,192,500
                                                                         -----------
            Media Conglomerates (3.2%)
   1,800    Disney (Walt) & Co...................  13.50     03/10/00      1,889,730
                                                                         -----------

            Medical Specialties (2.2%)
     600    Mediq/PRN Life Support Service
            Inc. ................................  11.00     06/01/08        474,000
     500    Universal Hospital Services, Inc. ...  10.25     03/01/08        420,000
     500    Universal Hospital Services, Inc. ...  10.25     03/01/08        440,000
                                                                         -----------
                                                                           1,334,000
                                                                         -----------
            Medical/Nursing Services (1.3%)
   1,500    Pediatric Services of America, Inc.
             (Series A)..........................  10.00     04/15/08        780,000
                                                                         -----------

            Military/Gov't/Technical (0.4%)
     300    Loral Space & Communications Ltd. ...   9.50     01/15/06        265,500
                                                                         -----------

            Office Equipment & Supplies (1.4%)
   1,000    Mosler, Inc. ........................  11.00     04/15/03        845,000
                                                                         -----------

            Oil Refining/Marketing (0.7%)
   1,500    Transamerican Refining Corp.
             (Units)++ (a)(b)....................  16.00     06/30/03        405,000
                                                                         -----------

            Other Telecommunications (2.9%)
     500    Cybernet Internet Services
             International, Inc. - 144A*.........  14.00     07/01/09        502,500
     300    Esprit Telecom Group PLC (United
             Kingdom)............................  10.875    06/15/08        309,000
     300    Globenet Communications Group
             Ltd. - 144A* (Bermuda)..............  13.00     07/15/07        301,500
     300    Versatel Telecom BV (Netherlands)
             (Units)++...........................  13.25     05/15/08        312,000
     300    Worldwide Fiber Inc. - 144A*
            (Canada).............................  12.00     08/01/09        298,500
                                                                         -----------
                                                                           1,723,500
                                                                         -----------
            Packaged Goods/Cosmetics (1.7%)
   1,000    J.B. Williams Holdings, Inc. ........  12.00     03/01/04      1,000,000
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Printing/Forms (0.8%)
$    500    Premier Graphics Inc. ...............  11.50 %   12/01/05    $   460,000
                                                                         -----------

            Restaurants (7.2%)
   6,251    American Restaurant Group Holdings,
             Inc. - 144A* (c)....................   0.00     12/15/05      2,125,238
   1,500    FRD Acquisition Corp. (Series B).....  12.50     07/15/04      1,372,500
     300    Friendly Ice Cream Corp. ............  10.50     12/01/07        274,500
   2,500    Planet Hollywood International, Inc.
            (a)(b)...............................  12.00     04/01/05        525,000
                                                                         -----------
                                                                           4,297,238
                                                                         -----------
            Retail - Specialty (0.5%)
     300    Pantry Inc. .........................  10.25     10/15/07        304,500
                                                                         -----------

            Services To The Health Industry
            (0.6%)
     350    Unilab Corp. ........................  11.00     04/01/06        383,250
                                                                         -----------

            Specialty Foods/Candy (1.6%)
   4,525    Specialty Foods Acquisition Corp.
             (Series B)..........................  13.00++   08/15/05        950,250
                                                                         -----------

            Telecommunications (16.8%)
     900    21st Century Telecom Group, Inc. ....  12.25++   02/15/08        405,000
   1,000    Birch Telecom Inc. (Units)++.........  14.00     06/15/08      1,010,000
     300    Caprock Communications Corp. (Series
             B)..................................  12.00     07/15/08        309,000
     600    Covad Communications Group Inc. .....  12.50     02/15/09        573,000
     500    DTI Holdings Inc. (Series B).........  12.50++   03/01/08        200,000
   1,000    e.spire Communications, Inc. ........  13.75     07/15/07        890,000
   1,000    Facilicom International, Inc. (Series
            B)...................................  10.50     01/15/08        710,000
   1,800    Firstworld Communications, Inc. .....  13.00++   04/15/08      1,016,999
     500    Focal Communications Corp. (Series
            B)...................................  12.125++  02/15/08        292,500
     300    GST Equipment Funding Corp. .........  13.25     05/01/07        325,500
     500    Hyperion Telecommunication, Inc.
             (Series B)..........................  12.25     09/01/04        525,000
   8,750    In-Flight Phone Corp. (Series B)
            (a)(b)...............................  14.00++   05/15/02        962,500
     300    Level 3 Communications, Inc. ........   9.125    05/01/08        285,000
     500    NextLink Communications, Inc. .......  12.50     04/15/06        530,000
     500    Pac-West Telecomm Inc. - 144A*.......  13.50     02/01/09        500,000
     500    Primus Telecommunications Group, Inc.
             (Series B)..........................   9.875    05/15/08        460,000
     600    Rhythms NetConnection,
            Inc. - 144A*.........................  12.75     04/15/09        552,000
     500    Talton Holdings Inc. ................  11.00     06/30/07        466,250
                                                                         -----------
                                                                          10,012,749
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Telecommunication Equipment (0.3%)
$  2,200    FWT, Inc. (b)........................   9.875%   11/15/07    $   198,000
                                                                         -----------

            Wireless Communications (12.6%)
   2,000    Advanced Radio Telecommunications
             Corp. ..............................  14.00     02/15/07      1,800,000
     500    AMSC Acquisition Co. Inc. (Series
            B)...................................  12.25     04/01/08        390,000
     200    Arch Escrow Corp. - 144A*............  13.75     04/15/08        184,000
   4,000    Cellnet Data Systems, Inc. ..........  14.00++   10/01/07      1,720,000
   1,000    Globalstar LP/Capital Corp. .........  11.375    02/15/04        710,000
     600    Orbcomm Global LP....................  14.00     08/15/04        558,000
     500    Paging Network, Inc. ................  10.125    08/01/07        395,000
     600    Paging Network, Inc. ................  10.00     10/15/08        474,000
   1,000    USA Mobile Communications Holdings,
             Inc. ...............................  14.00     11/01/04        970,000
     300    Winstar Equipment Corp. .............  12.50     03/15/04        315,000
                                                                         -----------
                                                                           7,516,000
                                                                         -----------

            TOTAL CORPORATE BONDS
            (Identified Cost $71,847,999).............................    57,078,819
                                                                         -----------

 NUMBER
   OF
 SHARES
--------

           COMMON STOCKS (d) (0.6%)
           Cellular Telephone (0.0%)
      1    Price Communications Corp. ...............................            --
                                                                        -----------

           Clothing/Shoe/Accessory Stores (0.0%)
551,830    County Seat Stores, Inc. (c)..............................         4,966
                                                                        -----------

           Hotels/Resorts (0.0%)
  2,000    Motels of America, Inc. - 144A*...........................         2,000
                                                                        -----------

           Medical/Nursing Services (0.2%)
104,665    Raintree Healthcare Corp. (c).............................       117,748
                                                                        -----------

           Restaurants (0.0%)
  4,750    American Restaurant Group Holdings, Inc. - 144A*..........            --
                                                                        -----------

           Specialty Foods/Candy (0.1%)
 90,000    Specialty Foods Acquisition Corp. - 144A*.................        45,000
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

NUMBER OF
 SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
            Textiles (0.3%)
 112,296    U.S. Leather, Inc. (c)....................................   $   168,510
                                                                         -----------

            TOTAL COMMON STOCKS
            (Identified Cost $6,332,834)..............................       338,224
                                                                         -----------

            PREFERRED STOCKS (0.0%)
            Oil Refining/Marketing
   1,448    Transcontinental Refining Corp.* (Conv.)..................            81
   2,633    Transcontinental Refining Corp.* (Conv.)..................           158
   3,818    Transcontinental Refining Corp.* (Conv.)..................           202
   7,899    Transcontinental Refining Corp.* (Conv.)..................           498
                                                                         -----------

            TOTAL PREFERRED STOCKS
            (Identified Cost $939)....................................           939
                                                                         -----------


NUMBER OF                                                   EXPIRATION
WARRANTS                                                       DATE
--------                                                    ----------
            WARRANTS (d) (0.5%)
            Aerospace (0.0%)
   2,500    Sabreliner Corp. - 144A*......................   04/15/03         12,500
                                                                         -----------

            Casino/Gambling (0.0%)
  23,000    Aladdin Gaming/Capital Corp. - 144A*..........   03/01/10            230
                                                                         -----------

            Hotels/Resorts (0.0%)
     500    Epic Resorts LLC - 144A*......................   06/15/05             --
     500    Resort At Summerlin - 144A*...................   12/15/07             --
                                                                         -----------
                                                                                  --
                                                                         -----------
            Oil Refining/Marketing (0.0%)
   1,500    Transamerican Refining Corp. - 144A*..........   06/30/03             --
                                                                         -----------

            Other Telecommunications (0.1%)
     500    Versatel Telecom BV - 144A* (Netherlands).....   05/15/08         82,500
                                                                         -----------

            Telecommunications (0.4%)
   1,000    Birch Telecom Inc. - 144A*....................   06/15/08         55,000
   2,500    DTI Holdings Inc. - 144A*.....................   03/01/08             --
   1,800    Firstworld Communications, Inc. - 144A*.......   04/15/08        117,050
                                                                         -----------
                                                                             172,050
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued

NUMBER OF                                                   EXPIRATION
WARRANTS                                                       DATE         VALUE
-------------------------------------------------------------------------------------
            Wireless Communications (0.0%)
     500    American Mobile Satellite Corp. - 144A*.......   04/01/08    $    25,000
                                                                         -----------

            TOTAL WARRANTS
            (Identified Cost $67,808).................................       292,280
                                                                         -----------


PRINCIPAL
AMOUNT IN                                           COUPON    MATURITY
THOUSANDS                                            RATE       DATE
---------                                           -------   ---------
            SHORT-TERM INVESTMENT
            REPURCHASE AGREEMENT (1.0%)
 $   642    The Bank of New York
             (dated 07/30/99; proceeds $642,453)
             (e) (Identified Cost $642,275)........... 5.00%  08/02/99       642,275
                                                                          ----------

            TOTAL INVESTMENTS
            (Identified Cost $78,891,855) (f)...................  97.7%    58,352,537

            OTHER ASSETS IN EXCESS OF LIABILITIES...............    2.3     1,355,223
                                                                 -----    ----------

            NET ASSETS.........................................  100.0%   $59,707,760
                                                                 =====    ==========

---------------------
 *  Resale is restricted to qualified institutional investors.
 +  Payment-in-kind security.
 ++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
 ++ Consists of one or more class of securities traded together as a unit; generally stocks or bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b) Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d) Non-income producing securities.
(e) Collateralized by $556,118 U.S. Treasury Bill 10.75% due 05/15/03 valued at $656,662.
(f) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,431,136 and the aggregate gross unrealized depreciation is $21,970,454, resulting in net unrealized depreciation of $20,539,318.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $78,891,855)..............................  $58,352,537
Interest receivable.........................................    1,583,866
Prepaid expenses and other assets...........................        3,466
                                                              -----------

    TOTAL ASSETS............................................   59,939,869
                                                              -----------

LIABILITIES:
Investments management fee payable..........................       44,878
Payable to bank.............................................      120,000
Accrued expenses and other payables.........................       67,231
                                                              -----------

    TOTAL LIABILITIES.......................................      232,109
                                                              -----------

    NET ASSETS..............................................  $59,707,760
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $121,076,287
Net unrealized depreciation.................................  (20,539,318)
Accumulated undistributed net investment income.............      416,215
Accumulated net realized loss...............................  (41,245,424)
                                                              -----------

    NET ASSETS..............................................  $59,707,760
                                                              ===========

NET ASSET VALUE PER SHARE,
 12,876,779 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $4.64
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

STATEMENT OF OPERATIONS
For the six months ended July 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 4,399,818
                                                              -----------

EXPENSES
Investment management fee...................................      230,318
Professional fees...........................................       28,750
Transfer agent fees and expenses............................       24,839
Registration fees...........................................       24,234
Shareholder reports and notices.............................       18,055
Custodian fees..............................................        7,214
Trustees' fees and expenses.................................        6,508
Other.......................................................        6,922
                                                              -----------

    TOTAL EXPENSES..........................................      346,840
                                                              -----------

    NET INVESTMENT INCOME...................................    4,052,978
                                                              -----------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................   (1,088,249)
Net change in unrealized depreciation.......................   (3,317,774)
                                                              -----------

    NET LOSS................................................   (4,406,023)
                                                              -----------

NET DECREASE................................................  $  (353,045)
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                        MONTHS ENDED     FOR THE YEAR
                                                          JULY 31,          ENDED
                                                            1999       JANUARY 31, 1999
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.................................  $ 4,052,978      $  9,260,801
Net realized loss.....................................   (1,088,249)       (2,152,260)
Net change in unrealized depreciation.................   (3,317,774)      (12,713,436)
                                                        -----------      ------------

    NET DECREASE......................................     (353,045)       (5,604,895)

Dividends from net investment income..................   (4,635,596)       (9,271,165)
                                                        -----------      ------------

    NET DECREASE......................................   (4,988,641)      (14,876,060)

NET ASSETS:
Beginning of period...................................   64,696,401        79,572,461
                                                        -----------      ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $416,215 and $998,833, respectively)..............  $59,707,760      $ 64,696,401
                                                        ===========      ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Income Advantage Trust III (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1999 aggregated $13,155,790 and $12,793,595, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At July 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $7,800.

4. SHARES OF BENEFICIAL INTEREST

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, January 31, 1998, 1999 and July 31, 1999...........  12,876,779   $128,768    $120,947,519
                                                              ==========   ========    ============

5. DIVIDENDS

The Trust declared the following dividends from net investment income:

  DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE        PER SHARE         DATE                DATE
---------------  ---------   -----------------  ------------------
 July 27, 1999     $0.06      August 8, 1999     August 20, 1999
August 24, 1999    $0.06     September 3, 1999  September 17, 1999

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

6. FEDERAL INCOME TAX STATUS

At January 31, 1999, the Trust had a net capital loss carryover of approximately $38,377,000 which may be used to offset future capital gains to the extent provided by regulations which is available through January 31 of the following years:

                                  AMOUNT IN THOUSANDS
---------------------------------------------------------------------------------------
        2000              2002       2003       2004       2005       2006       2007
---------------------   --------   --------   --------   --------   --------   --------
       $9,648            $3,256    $10,665     $4,258     $3,007     $5,910     $1,633
       ======            ======    =======     ======     ======     ======     ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $663,000 during fiscal 1999.

At January 31, 1999, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

MORGAN STANLEY DEAN WITTER HIGH INCOME ADVANTAGE TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE SIX               FOR THE YEAR ENDED JANUARY 31
                                                             MONTHS ENDED    ----------------------------------------------------
                                                             JULY 31, 1999     1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                              (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.......................      $ 5.02        $ 6.18     $ 6.11    $ 6.39     $ 6.12     $ 7.57
                                                                 ------        ------     ------    ------     ------     ------

Income (loss) from investment operations:
 Net investment income.....................................        0.34          0.72       0.78      0.77       0.75       0.75
 Net realized and unrealized gain (loss)...................       (0.36)        (1.16)      0.05     (0.26)      0.24      (1.43)
                                                                 ------        ------     ------    ------     ------     ------

Total income (loss) from investment operations.............       (0.02)        (0.44)      0.83      0.51       0.99      (0.68)
                                                                 ------        ------     ------    ------     ------     ------

Less dividends from net investment income..................       (0.36)        (0.72)     (0.76)    (0.79)     (0.72)     (0.77)
                                                                 ------        ------     ------    ------     ------     ------

Net asset value, end of period.............................      $ 4.64        $ 5.02     $ 6.18    $ 6.11     $ 6.39     $ 6.12
                                                                 ======        ======     ======    ======     ======     ======

Market value, end of period................................      $6.063        $5.938     $7.375    $ 7.00     $ 6.75     $ 6.50
                                                                 ======        ======     ======    ======     ======     ======

TOTAL RETURN+..............................................        8.55%(1)    (10.59)%    16.86%    16.03%     15.31%     (6.30)%

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................................         1.13%(2)     1.05%      0.96%      0.98%      1.00%      1.02%

Net investment income......................................        13.20%(2)    12.61%     12.70%     12.13%     11.80%     11.04%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....................      $59,708      $64,696    $79,572    $78,707    $82,277    $78,765

Portfolio turnover rate....................................           21%(1)       81%       113%       161%        78%        82%

---------------------
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
HIGH INCOME ADVANTAGE
TRUST III


Semiannual Report
July 31, 1999